SPARROW GROWTH FUND
-------------------
SCHEDULE OF INVESTMENTS
-----------------------
As of February 29, 2000 (Unaudited)


                                      Number     Market
                                     of Shares    Value
                                     ---------    -----
Common Stocks - 98.75%
Biological Products - 5.88%
Amgen Inc. *                           6,380    435,036

Building Material - 3.98%
Home Depot Inc.                        5,100    294,206

Components - 3.55%
Adaptec Inc. *                         6,410    262,810

Computers/Technology - 22.76%
EMC Corp. *                            4,140    492,660
Lexmark Int'l Corp. *                  3,620    431,685
Oracle Corp. *                         5,600    415,800
Sun Microsystems *                     3,600    342,900

Diversified Conglomerates - 4.99%
Tyco International Ltd.                9,720    368,753

Drugs  & Healthcare - 3.21%
Kimberly Clark Corp.                   4,600    237,763

Electronics - 6.94%
Motorola Inc.                          3,010    513,205

Food & Beverage - 3.64%
SYSCO Corp.                            8,200    269,062

Financial Services - 8.06%
American Express Co.                   1,900    254,956
Morgan Stanley, Dean Witter & Co.      4,840    340,918



                                      Number       Market
                                     of Shares      Value
                                     ---------      -----

Industrial Conglomerate - 3.90%
General Electric Company               2,180    $ 288,305

Oil &Gas - 3.45%
Kerr-McGhee Corp.                      5,700      255,075

Retail - 7.71%
Best Buy Inc. *                        5,600      304,500
Wal Mart Stores Inc.                   5,460      265,834

Software /Computer - 10.42%
Adobe Systems Inc.                     5,000      510,000
Microsoft Corp. *                      2,915      260,528

Telecommunications - 3.41%
Western Wireless Corp. *               5,200      252,200

Utilities - 6.85%
Calpine Corp. *                        5,540      506,910

Total Common Stocks
     (Cost $5,585,984)                           7,303,106
                                                 ---------

Money Market - 1.43%
Firstar  U.S. Money Market Fund
     (Cost $105,956)                               105,956
                                                ----------
Total Investments - 100.18%
     (Cost $5,691,940)                           7,409,062

Other Assets and Liabilities, Net - (0.18%)        (13,112)
-------------------------------------------    ------------
Net Assets - 100%                               $7,395,950
                                                ==========

*Non-income producing security.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
As of  February 29, 2000 (Unaudited)

ASSETS:

     Investments, at value (cost $5,691,940) .................       $ 7,409,062
     Cash....................................................                362
     Receivables:
           Interest  .........................................               566
                                                                   -------------
     Total assets ............................................         7,409,990

LIABILITIES:

     Accrued management fees ................................             14,040
                                                                     -----------
     Total liabilities .......................................            14,040
                                                                     -----------

NET ASSETS ................................................... $       7,395,950
                                                                      ==========

Net assets consist of:
     Paid-in capital .........................................         6,244,682
     Undistributed net investment income (loss)...............          (90,201)
     Net realized gain (loss) on investments .................         (475,654)
     Net unrealized appreciation on investments ..............         1,717,123
                                                                       ---------

Net assets ................................................... $       7,395,950
                                                                      ==========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized).............................           476,897

Shares:
Net asset value and offering and redemption price per share (based on net assets of $7,395,950 and 476,897 shares of beneficial interest
outstanding)..................................................            $15.51
Offering price per share (NAV/94.25%).........................            $16.46


The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF OPERATIONS
-----------------------
For the six months ended February 29, 2000 (Unaudited)


INVESTMENT INCOME:
     Interest ................................................          $  3,437
     Dividends ...............................................            11,584
                                                                        --------
          Total investment income ............................            15,021
                                                                        --------

EXPENSES:

     Management Expense .....................................             77,285
                                                                      ----------
         Total expenses ......................................            77,285
                                                                      ----------

NET INVESTMENT LOSS  .........................................          (62,264)
                                                                      ----------

REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
     Net realized appreciation (depreciation) on investments..         (383,551)
     Net change in unrealized
          appreciation on investments ........................         1,361,071
                                                                      ----------
     Net gain on investments .................................           977,520
                                                                     -----------

INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................    $      915,256
                                                                      ==========



 The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
For the six months ended February 29, 2000 (Unaudited)


INCREASE IN NET ASSETS                                             2000(a)                 1999(b)
                                                                   -------                 -------

Operations:
     Net investment (loss)....................................   $ (62,264)              $ (27,936)
     Net realized appreciation (depreciation) on investments..    (383,551)                (92,103)
     Net change in unrealized appreciation on investments        1,361,071                 356,051
                                                                  ---------               ----------
     Increase in net assets from operations ..................     915,256                 236,012
                                                                 ----------               ----------

Capital share transactions:
     Proceeds from shares sold ...............................   1,605,509               5,115,416
     Cost of shares repurchased...............................   (443,872)                (132,374)
                                                                -----------                --------
      .........................Net increase in net assets from
          capital share transactions .........................   1,161,637               4,983,045
                                                                ----------               ---------
      .......................................................
TOTAL INCREASE IN NET ASSETS .................................   2,076,893               5,219,057
                                                                ----------               ---------

NET ASSETS:
     Beginning of period .....................................   5,319,057                100,000
     End of period (including undistributed net investment loss
        of $62,264 and $27,936, respectively)................. $ 7,395,950             $5,319,057
                                                                 =========              =========

OTHER INFORMATION:
Share transactions:
     Sold ....................................................     110,231                396,883
     Repurchased .............................................    (30,981)                (9,246)
                                                               ------------             ---------

NET INCREASE IN SHARES OUTSTANDING ...........................      79,250                387,637
                                                                  ========                =======



(a)  For the six months ended February 29, 2000
(b) For the Period October 4, 1998 (commencement of investment operations) to August 31, 1999

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
FINANCIAL HIGHLIGHTS (Unaudited)
---------------------




                                                                               2000(a)             1999(b)
                                                                               ------              -------

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning of period.........................                  $13.38           $   10.00
Loss from investment operations:
     Net investment income loss...............................                  (0.25)             (0.13)
     Net realized and unrealized
          gain on investments.................................                   2.38               3.51
                                                                                 ----               ----
Total from investment operations..............................                   2.13               3.38
Less  distributions:
     Distributions from net
          investment income ..................................                   0.00               0.00
        Distributions from net realized
             gains on investments.............................                   0.00               0.00
                                                                                 ----               ----
Total distributions ..........................................                   0.00               0.00
                                                                                 ----               ----

Net asset value, end of period ...............................                $ 15.51             $13.38
                                                                                =====              =====

TOTAL RETURN (d)..............................................                  15.92%             33.80%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period ...............................             $7,395,950         $5,318,057

     Ratio of expenses to average net assets (c)..............                  2.50%               2.50%

     Ratio of net investment income to average net assets (c).                (2.01)%             (1.03)%

     Portfolio turnover ......................................                 65.52%             166.41%

(a)  For the six months ended February 29, 2000
(b) For the period October 4, 1998 (commencement of investment operations)to August 31, 1999
(c)  Annualized
(d)  Not annualized

NOTES TO FINANCIAL STATEMENTS
-----------------------------
(Unaudited)

Note 1 - General

The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds, an Ohio business trust (the "Trust") on July 14, 1998. The investment adviser to the Fund is Sparrow Capital Management Incorporated (the "Adviser"). The investment objective is to provide shareholders with long term capital appreciation.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

         A) Security Valuations

The value of an individual share in the Fund (net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time); on each day that the exchange is open for business and any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

         B) Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C) Dividends and Distributions to Shareholders

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis and intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

--------------------------------------
(Unaudited)

         C) Dividends and Distributions to Shareholders (cont.)

Income dividend and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

         D) Federal Income Taxes

The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold.

         E) Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Sparrow Capital Management Incorporated, (the "Adviser") to manage the Fund's investments. The Adviser is an independent investment counselor and registered investment adviser which, together with its affiliated minority owned investment management firm, Buford, Dickson, Harper & Sparrow Inc., has over $100 million of core momentum growth stock assets under management. The firm was founded in 1988 and is 100% owned by the president and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Investment Objective and Strategies and Risk Considerations" in the Fund's Prospectus). The investment decisions of the Fund are made by the Adviser's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio.

The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 2.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

The Fund retains Unified Fund Services, Inc., (the "Administrator") to manage the Fund's business affairs and provide the Fund with fund accounting and administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets, subject to an annual minimum fee of $18,000. The Fund retains Unified Management Corporation, (the "Distributor") to act as the principal

--------------------------------------
(Unaudited)

Note 3 - Agreements and Other Transactions with Affiliates (cont.)

distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets of the Fund. The Board of Trustees has currently authorized an annual rate of 0.25%. All distribution expenses incurred by the Fund are paid by the Adviser pursuant to the Management Agreement between the Fund and Adviser. The expenses may include, but are not limited to, the following: (a) payments to securities dealers and others that are engaged in the sale of shares, that may be advising shareholders of the Trust regarding the purchase of Fund shares, that hold shares of the Fund in omnibus accounts or as shareholders of record, or provide shareholder support or administrative services; (b) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (c) costs of formulating and implementing marketing and promotional activities; (d) costs of preparing, printing and distributing sales literature; and (e) costs of implementing and operating the Distribution Plan. The Plan is designed to promote the sale of shares of the Fund.

Note 4- Investment Transactions

For the period ended  February 29, 2000, the cost of purchases and proceeds from
sales,  excluding  short-term   investments,   were  $5,158,995  and  $4,012,092
respectively.

Note 5- Unrealized Appreciation (Depreciation)

At  February  29,  2000,  the  composition  of  gross  unrealized   appreciation
(depreciation) of investment securities is as follows:

                              Appreciation     Depreciation    Net Appreciation
                              ------------     ------------    ----------------
The Sparrow Growth Fund        $1,993,121       ($275,999)      $  1,717,122